CONDENSED FINANCIAL INFORMATION OF REGISTRANT (PARENT COMPANY ONLY) - CONDENSED STATEMENTS OF OPERATIONS (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 02, 2021	Sep. 26, 2020	Dec. 31, 2020	Dec. 31, 2019
Net income per share
Net income per share attributable to common stockholders - Basic	$ (0.51)	$ 0.19	$ 0.16	$ 0.08
Net income per share attributable to common stockholders - Diluted	$ (0.51)	$ 0.19	$ 0.16	$ 0.08
Weighted-average common shares outstanding-basic and diluted
Weighted-average common shares outstanding - Basic	110,121,240	96,665,708	101,606,966	95,032,265
Weighted-average common shares outstanding - Diluted	110,121,240	97,122,885	102,602,738	95,400,528
Parent
Condensed Income Statements, Captions [Line Items]
Equity in net income of subsidiary			$ 15,983	$ 7,457
Net income attributable to common stockholders			$ 15,983	$ 7,457
Net income per share
Net income per share attributable to common stockholders - Basic			$ 0.16	$ 0.08
Net income per share attributable to common stockholders - Diluted			$ 0.16	$ 0.08
Weighted-average common shares outstanding-basic and diluted
Weighted-average common shares outstanding - Basic			101,606,966	95,032,265
Weighted-average common shares outstanding - Diluted			102,602,738	95,400,528